Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Class A Ordinary Shares [Member] USD ($)	Dec. 31, 2013 Class A Ordinary Shares [Member] CNY	Dec. 31, 2012 Class A Ordinary Shares [Member] CNY	Dec. 31, 2013 Class B Ordinary Shares [Member] USD ($)	Dec. 31, 2013 Class B Ordinary Shares [Member] CNY	Dec. 31, 2012 Class B Ordinary Shares [Member] CNY
Current assets:
Cash and cash equivalents	$ 188,085	1,138,613	420,576
Restricted cash	40,471	245,000
Accounts receivable (net of allowance for doubtful accounts of RMB1,161 and RMB1,253 (US$207) as of December 31, 2012 and 2013, respectively)	76,930	465,712	326,071
Prepaid expenses and other current assets	2,195	13,287	12,435
Deferred tax assets	6,055	36,653	27,110
Total current assets	313,736	1,899,265	786,192
Non-current assets:
Property and equipment, net	9,564	57,897	39,858
Intangible assets, net	7,493	45,361	49,345
Goodwill	248,489	1,504,278	1,504,278
Other non-current assets	1,016	6,149
Total non-current assets	266,562	1,613,685	1,593,481
Total assets	580,298	3,512,950	2,379,673
Current liabilities:
Short-term debt (including short-term debt of consolidated variable interest entities("VIEs") without recourse to Beijing Cheerbright Technologies Co., Ltd. ("Autohome WFOE" or "WFOE") of nil as of December 31, 2012 and 2013)	390	2,358
Accrued expenses and other payables (including accrued expenses and other payables of consolidated VIEs without recourse to Autohome WFOE of RMB160,175 and RMB247,516 (US$40,887) as of December 31, 2012 and 2013, respectively)	53,537	324,094	213,208
Deferred revenue (including deferred revenue of consolidated VIEs without recourse to Autohome WFOE of RMB94,392 and RMB215,580 (US$35,611) as of December 31, 2012 and 2013, respectively)	35,611	215,580	94,392
Income tax payable (including income tax payable of consolidated VIEs without recourse to Autohome WFOE of nil and RMB10,291 (US$1,700) as of December 31, 2012 and 2013, respectively)	3,337	20,204	2,063
Due to related parties (including due to related parties of consolidated VIEs without recourse to Autohome WFOE of nil as of December 31, 2012 and 2013)	94	567
Payable for repurchase of common stock (including payable for repurchase of common stock of consolidated VIEs without recourse to Autohome WFOE of nil as of December 31, 2012 and 2013)	37,500	227,015
Deferred tax liabilities (including deferred tax liabilities of consolidated VIEs without recourse to Autohome WFOE of nil as of December 31, 2012 and 2013)			26,629
Total current liabilities (including current liabilities of consolidated VIEs without recourse to Autohome WFOE of RMB254,567 and RMB473,387 (US$78,198) as of December 31, 2012 and 2013, respectively)	130,469	789,818	336,292
Non-current liabilities:
Other liabilities (including other liabilities of consolidated VIEs without recourse to Autohome WFOE of RMB10,852 and RMB22,253 (US$3,676) as of December 31, 2012 and 2013, respectively)	4,797	29,041	16,568
Deferred tax liabilities (including deferred tax liabilities of consolidated VIEs without recourse to Autohome WFOE of RMB12,181 and RMB10,816 (US$1,787) as of December 31, 2012 and 2013, respectively)	79,576	481,727	468,838
Total non-current liabilities (including non-current liabilities of consolidated VIEs without recourse to Autohome WFOE of RMB23,033 and RMB33,069 (US$5,463) as of December 31, 2012 and 2013, respectively)	84,373	510,768	485,406
Total liabilities (including total liabilities of consolidated VIEs without recourse to Autohome WFOE of RMB277,600 and RMB506,456 (US$83,661) as of December 31, 2012 and 2013, respectively)	214,842	1,300,586	821,698
Commitments and contingencies
Shareholders' equity:
Ordinary shares			6,867	408	2,472		773	4,677
Additional paid-in capital	321,954	1,949,013	1,128,314
Accumulated other comprehensive income	328	1,986	583
Retained earnings	41,993	254,216	422,211
Total shareholders' equity	365,456	2,212,364	1,557,975
Total liabilities and shareholders' equity	$ 580,298	3,512,950	2,379,673